Allowance for Loan Losses	12 Months Ended
Dec. 31, 2019
Accounts and Financing Receivable, after Allowance for Credit Loss, Noncurrent [Abstract]
Allowance for Loan Losses
N
ote 7. Allowance for Loan Losses
(in thousands)
The allowance for loan losses is a reserve established through a provision for possible loan losses charged to expense, which represents management’s best estimate of probable losses that will occur within the existing portfolio of loans. The allowance, in the judgment of management, is necessary to reserve for estimated loan losses and risks inherent in the loan portfolio.
The allowance on the majority of the loan portfolio is calculated using a historical chargeoff percentage applied to the current loan balances by loan segment. This historical period is the average of the previous five years with the most current years weighted to show the effect of the most recent chargeoff activity. This percentage is also adjusted for economic factors such as unemployment and general business conditions, both local and nationwide.
The group of loans that are considered to be impaired are individually evaluated for possible loss and a specific reserve is established to cover any loss contingency. Loans that are determined to be a loss with no benefit of remaining in the portfolio are charged off to the allowance. These specific reserves are reviewed periodically for continued impairment and adequacy of the specific reserve and adjusted when necessary.

The following table details activity in the allowance for loan losses by portfolio segment for the years ended December 31:

	Real	Business
2019	Estate	Loans	Consumer	Total

Beginning Balance	$2,845	$222	$305	$3,372

Provision for loan losses	231	247	95	573

Chargeoffs	115	107	138	360

Recoveries	114	9	47	170

Net chargeoffs	1	98	91	190

Ending Balance	$3,075	$371	$309	$3,755

Period end allowance allocated to:
Loans individually evaluated for impairment	$610	$72	$—	$682

Loans collectively evaluated for impairment	2,465	299	309	3,073

Ending Balance	$3,075	$371	$309	$3,755

	Real	Business
2018	Estate	Loans	Consumer	Total

Beginning Balance	$2,151	$347	$521	$3,019

Provision for (reversal of) loan losses	606	(113)	(159)	334

Chargeoffs	223	19	145	387

Recoveries	311	7	88	406

Net chargeoffs	(88)	12	57	(19)

Ending Balance	$2,845	$222	$305	$3,372

Period end allowance allocated to:
Loans individually evaluated for impairment	$401	$—	$—	$401

Loans collectively evaluated for impairment	2,444	222	305	2,971

Ending Balance	$2,845	$222	$305	$3,372

	Real	Business
2017	Estate	Loans	Consumer	Total

Beginning Balance	$3,117	$258	$528	$3,903

Provision for (reversal of) loan losses	(827)	254	30	(543)

Chargeoffs	169	166	102	437

Recoveries	30	1	65	96

Net chargeoffs	139	165	37	341

Ending Balance	$2,151	$347	$521	$3,019

Period end allowance allocated to:
Loans individually evaluated for impairment	$442	$—	$—	$442

Loans collectively evaluated for impairment	1,709	347	521	2,577

Ending Balance	$2,151	$347	$521	$3,019

The Company’s recorded investment in loans as of December 31, 2019 and 2018 related to each balance in the allowance for possible loan losses by portfolio segment and disaggregated on the basis of the Company’s impairment methodology was as follows:

2019	Real Estate	Business Loans	Consumer	Total

Loans individually evaluated for impairment	$10,991	$144	$—	$11,135

Loans collectively evaluated for impairment	449,138	100,187	15,866	564,937

Acquired with deteriorated credit quality	749	—	—	749

	$460,878	$100,331	$15,866	$577,075

	Real	Business
2018	Estate	Loans	Consumer	Total
Loans individually evaluated for impairment	$10,306	$—	$—	$10,306

Loans collectively evaluated for impairment	337,668	67,328	14,020	419,016

	$347,974	$67,328	$14,020	$429,322

Net chargeoffs (recoveries), segregated by class of loans, were as follows:

	2019	2018	2017
Real Estate:
Land Development and Construction	$(18)	$56	$98
Farmland	—	3	—
1-4 Family Mortgages	32	51	41
Commercial Real Estate	(13)	(198)	—

Total Real Estate Loans	1	(88)	139

Business Loans:
Commercial and Industrial Loans	98	12	165

Total Business Loans	98	12	165

Consumer Loans:
Credit Cards	34	36	(7)
Other Consumer Loans	57	21	44

Total Consumer Loans	91	57	37

Total Net Chargeoffs (Recoveries)	$190	$(19)	$341